Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Paradigm Funds
Entity Central Index Key	0001196878
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Paradigm Value Fund
Shareholder Report [Line Items]
Fund Name	Paradigm Value Fund
Class Name	Paradigm Value Fund
Trading Symbol	PVFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Paradigm Value Fund ("Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.paradigmcapital.com/products/value-fund/. You can also request this information by contacting us at 1-800-595-3044.
Additional Information Phone Number	1-800-595-3044
Additional Information Website	www.paradigmcapital.com/products/value-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Paradigm Value Fund	$77	1.50%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

The Paradigm Value Fund increased 5.83% in the first half of 2024, compared to a 0.85% decrease for its benchmark, the Russell 2000 Value Index.  Since inception (January 1, 2003) on an annualized basis, the Fund has returned 11.83%, compared to 8.99% for the benchmark.

The Industrials sector was the largest contributor to performance in the first half of 2024 due to a combination of strong stock selection and overweight allocation to this sector, returning 21.87% versus 4.96% for the benchmark, beating the benchmark sector by 1,691 basis points.

Given the strength across equity market indices, there were no material detractors from a sector perspective. The Financials sector, (in which we are typically underweight), detracted both in the portfolio and the benchmark. Our underweight in the Financials sector benefitted the overall portfolio on a relative basis.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	5 Year	10 Year
Paradigm Value Fund	13.71%	9.81%	8.46%
S&P 500® Index	24.56%	15.05%	12.86%
Russell 2000® Value Index	10.90%	7.07%	6.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 50,894,026
Holdings Count | shares	49
Advisory Fees Paid, Amount	$ 380,811
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$50,894,026
Number of Portfolio Holdings	49
Portfolio Turnover Rate (%)	14%
Total Advisory Fees Paid ($)	$380,811

Holdings [Text Block]
What did the Fund invest in?
Top Ten Holdings
Top 10	% of Total Investments
EMCOR Group Inc.	6.9%
Kforce Inc.	4.5%
Addus HomeCare Corporation	4.3%
Kulicke & Soffa Industries Inc.	4.3%
Summit Materials, Inc. - Class A	4.0%
A10 Networks, Inc.	3.4%
RadNet, Inc.	3.4%
Sensient Technologies Corporation	3.2%
American Woodmark Corporation	3.1%
Mid-America Apartment Communities Inc.	3.1%
Sectors (% of Total Investments)

Largest Holdings [Text Block]
Top Ten Holdings
Top 10	% of Total Investments
EMCOR Group Inc.	6.9%
Kforce Inc.	4.5%
Addus HomeCare Corporation	4.3%
Kulicke & Soffa Industries Inc.	4.3%
Summit Materials, Inc. - Class A	4.0%
A10 Networks, Inc.	3.4%
RadNet, Inc.	3.4%
Sensient Technologies Corporation	3.2%
American Woodmark Corporation	3.1%
Mid-America Apartment Communities Inc.	3.1%

Paradigm Select Fund
Shareholder Report [Line Items]
Fund Name	Paradigm Select Fund
Class Name	Paradigm Select Fund
Trading Symbol	PFSLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Paradigm Select Fund ("Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.paradigmcapital.com/products/select-fund/. You can also request this information by contacting us at 1-800-595-3044.
Additional Information Phone Number	1-800-595-3044
Additional Information Website	www.paradigmcapital.com/products/select-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Paradigm Select Fund	$60	1.15%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

The Paradigm Select Fund gained 8.25% in the first half of 2024, compared to an increase of 2.35% for its benchmark, the Russell 2500 Index.  Since inception (January 1, 2005) on an annualized basis, the Fund has returned 10.16% compared to 8.52% for the benchmark.

The Health Care sector was the greatest contributor to absolute performance in the first half of 2024 due to a combination of strong stock selection and overweight allocation to this sector, returning 19.75% versus 0.35% for the Russell 2500, outperforming the benchmark by 1,940 basis points. Holdings in the Health Care Equipment & Services and Health Care Equipment and Supplies performed strongly, returning 54.04% and 9.54% versus 15.31% and (6.49%) for the benchmark, respectively. The Information Technology and Industrials sectors were also significant contributors to the portfolio's performance in the first half of 2024.

Due to the overall strength of equities in the first half of 2024, there were no material detracting sectors in the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	5 Year	10 Year
Paradigm Select Fund	15.80%	14.14%	10.82%
S&P 500® Index	24.56%	15.05%	12.86%
Russell 2500® Index	10.47%	8.31%	7.99%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 121,979,554
Holdings Count | shares	49
Advisory Fees Paid, Amount	$ 683,258
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$121,979,554
Number of Portfolio Holdings	49
Portfolio Turnover Rate (%)	10%
Total Advisory Fees Paid ($)	$683,258

Holdings [Text Block]
What did the Fund invest in?
Top Ten Holdings
Top 10	% of Total Investments
EMCOR Group Inc.	7.5%
Natera, Inc.	6.1%
Globus Medical, Inc. - Class A	6.0%
Builders FirstSource, Inc.	4.8%
Marvell Technology, Inc.	4.3%
Boise Cascade Company	4.1%
Teradyne, Inc.	4.1%
Concentrix Corporation	3.5%
Kforce Inc.	3.5%
Kulicke & Soffa Industries Inc.	3.2%
Sectors (% of Total Investments)

Largest Holdings [Text Block]
What did the Fund invest in?
Top Ten Holdings
Top 10	% of Total Investments
EMCOR Group Inc.	7.5%
Natera, Inc.	6.1%
Globus Medical, Inc. - Class A	6.0%
Builders FirstSource, Inc.	4.8%
Marvell Technology, Inc.	4.3%
Boise Cascade Company	4.1%
Teradyne, Inc.	4.1%
Concentrix Corporation	3.5%
Kforce Inc.	3.5%
Kulicke & Soffa Industries Inc.	3.2%

Paradigm Micro-Cap Fund
Shareholder Report [Line Items]
Fund Name	Paradigm Micro-Cap Fund
Class Name	Paradigm Micro-Cap Fund
Trading Symbol	PVIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Paradigm Micro-Cap Fund ("Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.paradigmcapital.com/products/micro-cap-fund/. You can also request this information by contacting us at 1-800-595-3044.
Additional Information Phone Number	1-800-595-3044
Additional Information Website	www.paradigmcapital.com/products/micro-cap-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Paradigm Micro-Cap Fund	$64	1.25%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

The Paradigm Micro-Cap Fund increased 6.79% in the first half of 2024, compared to a decline of 0.84% for its benchmark, the Russell Microcap Index. Since inception (January 1, 2008) on an annualized basis, the Fund has returned 9.71%, compared to 6.27% for the benchmark.

The Industrials sector was the largest contributor to the portfolio in the first half of 2024, driven by strong absolute performance of 26.66% versus 9.67% for the benchmark, an outperformance of 1,699 basis points by the portfolio sector. The Information Technology and Consumer Discretionary sectors also performed strongly, contributing meaningfully to the portfolio's performance in the first half of the year.

There were no material detractors to the portfolio in the first half of 2024, given the strength across equity market indices. The Health Care sector nominally detracted, reflecting stock-specific headwinds in the Health Care Equipment & Services and Health Care Equipment & Supplies industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	5 Year	10 Year
Paradigm Micro-Cap Fund	9.04%	16.04%	11.54%
S&P 500® Index	24.56%	15.05%	12.86%
Russell Microcap® Index	5.96%	5.55%	5.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 161,602,719
Holdings Count | shares	53
Advisory Fees Paid, Amount	$ 975,129
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$161,602,719
Number of Portfolio Holdings	53
Portfolio Turnover Rate (%)	20%
Total Advisory Fees Paid ($)	$975,129

Holdings [Text Block]
What did the Fund invest in?
Top Ten Holdings
Top 10	% of Total Investments
Modine Manufacturing Company	7.4%
Onto Innovation Inc.	5.4%
Goldman Sachs FS Government Fund Institutional Shares	5.1%
Insight Enterprises, Inc.	4.9%
Veeco Instruments Inc.	4.3%
Axcelis Technologies, Inc.	3.5%
J.Jill, Inc.	3.2%
The Ensign Group, Inc.	3.1%
Caleres, Inc.	2.9%
The Pennant Group, Inc.	2.9%
Sectors (% of Total Investments)

Largest Holdings [Text Block]
What did the Fund invest in?
Top Ten Holdings
Top 10	% of Total Investments
Modine Manufacturing Company	7.4%
Onto Innovation Inc.	5.4%
Goldman Sachs FS Government Fund Institutional Shares	5.1%
Insight Enterprises, Inc.	4.9%
Veeco Instruments Inc.	4.3%
Axcelis Technologies, Inc.	3.5%
J.Jill, Inc.	3.2%
The Ensign Group, Inc.	3.1%
Caleres, Inc.	2.9%
The Pennant Group, Inc.	2.9%